Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2017
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on pages 117 to 121.

17 Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss

In accordance with IAS 39, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income from January 2017 upon early adoption of IFRS 9. The Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 15).

The details on how the fair value amounts are arrived for financial liabilities designated at fair value are described in Note 18.

	2017		2016
	Fair value	Contractualamount dueon maturity	Fair value	Contractualamount dueon maturity
	£m	£m	£m	£m
Debt securities	42,563	46,920	34,985	37,034
Deposits	4,448	4,414	5,269	5,303
Liabilities to customers under investment contracts	-	-	37	-
Repurchase agreements	126,691	126,822	55,710	55,760
Other financial liabilities	16	16	30	30
Financial liabilities designated at fair value	173,718	178,172	96,031	98,127

The cumulative own credit net loss recognised is £179m (2016: £239m loss).